STOCKHOLDERS' EQUITY STOCKHOLDERS EQUITY DIvidends (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Nov. 20, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Dividends [Abstract]
Cash Dividends Declared (per common share)	$ 0.248	$ 0.944	$ 0.900	$ 0.840
Cash dividends declared	$ 71	$ 274	$ 265	$ 250
Aggregate cash dividends paid		$ 274	$ 265	$ 250